Credit related Commitments and Contingent Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Credit related Commitments and Contingent Liabilities [Abstract]
Commitments and Contingent Liabilities [text block table]	in € m. Jun 30, 2023 Dec 31, 2022 Irrevocable lending commitments 204,363 202,595 Revocable lending commitments 50,319 48,425 Contingent liabilities 62,824 67,214 Total 317,505 318,234